Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Industrials – 21.4%
Aerospace & Defense – 1.8%
Bombardier, Inc. - Class B(a)	20,630	$828,438
QinetiQ Group PLC	535,435	2,107,907
Saab AB - Class B	290,751	17,521,705

		20,458,050

Air Freight & Logistics – 1.1%
Cia de Distribucion Integral Logista Holdings SA	94,706	2,561,305
Hamakyorex Co., Ltd.	90,100	2,535,832
Mitsui-Soko Holdings Co., Ltd.	76,500	2,547,817
Senko Group Holdings Co., Ltd.	302,600	2,446,978
Trancom Co., Ltd.	41,400	2,106,644

		12,198,576

Building Products – 1.4%
Bunka Shutter Co., Ltd.	284,300	2,821,546
Fletcher Building Ltd.	1,425,244	4,306,627
Inwido AB	234,501	3,147,768
Lindab International AB	180,560	3,563,174
Zehnder Group AG	28,409	1,809,341

		15,648,456

Commercial Services & Supplies – 0.8%
Downer EDI Ltd.	1,992,056	5,974,087
Mitie Group PLC	2,051,621	2,597,308

		8,571,395

Construction & Engineering – 2.0%
Balfour Beatty PLC	2,137,820	9,004,827
Hazama Ando Corp.	1,325,400	10,468,559
Veidekke ASA	262,855	2,644,099

		22,117,485

Electrical Equipment – 1.4%
Nexans SA	91,201	8,001,227
TKH Group NV	145,126	6,341,639
Volex PLC	281,317	1,143,873

		15,486,739

Ground Transportation – 0.6%
Maruzen Showa Unyu Co., Ltd.	83,100	2,300,130
Nikkon Holdings Co., Ltd.	103,200	2,250,797
Sakai Moving Service Co., Ltd.	133,200	2,566,749

		7,117,676

Industrial Conglomerates – 0.9%
Bidvest Group Ltd. (The)	703,400	9,701,287

Machinery – 6.9%
Amada Co., Ltd.	894,200	9,295,280
ATS Corp.(a)	240,573	10,368,759
Ebara Corp.	61,400	3,620,189
Fuji Corp./Aichi	499,200	8,565,717
Glory Ltd.	426,200	8,118,542

Company	Shares	U.S. $ Value

HD Hyundai Construction Equipment Co., Ltd.	124,578	$4,984,135
IMI PLC	134,481	2,881,586
Kawasaki Heavy Industries Ltd.	398,300	8,777,970
Makino Milling Machine Co., Ltd.	128,900	5,352,251
Nabtesco Corp.	344,900	7,023,131
Randon SA Implementos e Participacoes (Preference Shares)	955,300	2,518,996
Tocalo Co., Ltd.	228,300	2,413,435
Vesuvius PLC	441,880	2,709,642

		76,629,633

Marine Transportation – 0.2%
Hoegh Autoliners ASA	294,242	2,671,663

Passenger Airlines – 0.8%
JET2 PLC	159,814	2,544,300
Wizz Air Holdings PLC(a) (b)	221,794	6,244,549

		8,788,849

Professional Services – 1.4%
Bell System24 Holdings, Inc.	223,400	2,767,632
Danel Adir Yeoshua Ltd.	21,384	1,768,471
dip Corp.	265,000	6,024,527
McMillan Shakespeare Ltd.	223,742	2,432,750
NICE Information Service Co., Ltd.	96,952	712,199
Transcosmos, Inc.	99,800	2,129,081

		15,834,660

Trading Companies & Distributors – 0.8%
Howden Joinery Group PLC	337,049	3,489,390
Russel Metals, Inc.	95,816	3,256,175
Yuasa Trading Co., Ltd.	71,400	2,395,162

		9,140,727

Transportation Infrastructure – 1.3%
Grupo Aeroportuario del Centro Norte SAB de CV	1,141,310	12,070,424
Gujarat Pipavav Port Ltd.	1,374,978	2,521,399

		14,591,823

		238,957,019

Consumer Discretionary – 13.3%
Automobile Components – 3.5%
Dowlais Group PLC	4,557,125	6,193,540
Forvia SE (Paris)(a)	431,422	9,772,889
GUD Holdings Ltd.	317,980	2,599,090
Mahle Metal Leve SA	289,600	2,110,310
Niterra Co., Ltd.	128,700	3,048,117
Schaeffler AG (Preference Shares)	328,124	2,028,377
Sri Trang Agro-Industry PCL	4,351,500	2,090,811
Toyo Tire Corp.	499,694	8,335,855
Vitesco Technologies Group AG(a)	23,290	2,416,063

		38,595,052

Automobiles – 0.5%
Piaggio & C SpA	1,788,706	5,890,510

Company	Shares	U.S. $ Value

Broadline Retail – 0.3%
Puuilo Oyj	288,132	$2,841,557

Distributors – 0.0%
Doshisha Co., Ltd.	35,400	522,211

Diversified Consumer Services – 0.3%
YDUQS Participacoes SA	602,800	2,779,685

Hotels, Restaurants & Leisure – 2.4%
Domino’s Pizza Group PLC	527,485	2,529,670
Greggs PLC	84,028	2,785,479
Jollibee Foods Corp.	2,107,490	9,564,235
Jumbo Interactive Ltd.	248,403	2,352,721
KFC Holdings Japan Ltd.	105,800	2,303,149
Kindred Group PLC	739,980	6,847,764

		26,383,018

Household Durables – 0.7%
GN Store Nord AS(a)	282,614	7,191,489
Ki-Star Real Estate Co., Ltd.	50,900	1,132,664

		8,324,153

Leisure Products – 0.9%
BRP, Inc.	102,113	7,307,161
Sega Sammy Holdings, Inc.	215,600	3,010,020

		10,317,181

Specialty Retail – 1.1%
ABC-Mart, Inc.	374,100	6,529,051
Nick Scali Ltd.	309,949	2,603,142
Pet Valu Holdings Ltd.	50,334	1,093,251
Sleep Country Canada Holdings, Inc.(b)	114,976	2,222,207

		12,447,651

Textiles, Apparel & Luxury Goods – 3.6%
Asics Corp.	248,400	7,754,130
Eclat Textile Co., Ltd.	442,000	8,077,564
Handsome Co., Ltd.	68,710	1,017,891
HUGO BOSS AG	95,619	7,123,654
Indo Count Industries Ltd.	564,814	2,074,897
JNBY Design Ltd.(b)	1,072,000	1,440,657
Marimekko Oyj	191,418	2,812,615
Mavi Giyim Sanayi Ve Ticaret AS - Class B(b)	590,754	2,335,452
Samsonite International SA(a) (b)	2,393,700	7,897,347

		40,534,207

		148,635,225

Information Technology – 11.9%
Communications Equipment – 0.3%
HMS Networks AB	58,126	2,870,801

Electronic Equipment, Instruments & Components – 3.5%
E Ink Holdings, Inc.	1,751,000	11,211,708
Kaga Electronics Co., Ltd.	55,200	2,391,963
LG Innotek Co., Ltd.	28,184	5,220,246
Mycronic AB	102,920	2,936,571

Company	Shares	U.S. $ Value

Nan Ya Printed Circuit Board Corp.	649,000	$5,306,996
Supreme Electronics Co., Ltd.	1,769,721	3,484,810
Test Research, Inc.	909,000	1,856,010
Tripod Technology Corp.	1,123,000	7,120,871

		39,529,175

IT Services – 0.5%
Future Corp.	108,800	1,358,895
NSD Co., Ltd.	52,700	1,011,426
Sonata Software Ltd.	338,924	3,015,463

		5,385,784

Semiconductors & Semiconductor Equipment – 5.5%
ASPEED Technology, Inc.	24,600	2,492,004
Elan Microelectronics Corp.	421,000	2,225,994
Faraday Technology Corp.	237,000	2,746,274
King Yuan Electronics Co., Ltd.	467,000	1,288,992
LX Semicon Co., Ltd.	25,816	1,732,742
Melexis NV	28,188	2,841,008
Micronics Japan Co., Ltd.	131,900	3,421,249
Nanya Technology Corp.	3,766,000	9,557,575
Phison Electronics Corp.	86,000	1,453,644
Sanken Electric Co., Ltd.	170,300	9,338,594
SCREEN Holdings Co., Ltd.	51,200	4,315,688
Siltronic AG	72,567	7,084,230
Sino-American Silicon Products, Inc.	405,000	2,581,412
Sitronix Technology Corp.	95,000	859,005
Tokyo Seimitsu Co., Ltd.	61,700	3,784,022
Ulvac, Inc.	125,900	5,996,577

		61,719,010

Software – 1.7%
Atoss Software AG	10,516	2,425,517
Sinch AB(a)	1,777,035	6,630,750
Tanla Platforms Ltd.	610,971	8,041,486
WingArc1st, Inc.	78,900	1,716,295

		18,814,048

Technology Hardware, Storage & Peripherals – 0.4%
Asia Vital Components Co., Ltd.	246,000	2,687,455
Chicony Electronics Co., Ltd.	419,000	2,387,577

		5,075,032

		133,393,850

Financials – 11.8%
Banks – 6.1%
Alpha Services and Holdings SA(a)	3,497,497	5,941,001
Banco de Sabadell SA	8,353,772	10,283,119
Bank of Ireland Group PLC	1,038,363	9,426,726
Bank Pembangunan Daerah Jawa Timur Tbk PT	43,073,500	1,748,454
BAWAG Group AG(b)	151,824	8,034,697
BNK Financial Group, Inc.	393,601	2,176,855
City Union Bank Ltd.	3,906,442	6,980,547
Juroku Financial Group, Inc.	85,600	2,257,054
Mebuki Financial Group, Inc.	3,358,300	10,189,958
Seven Bank Ltd.	593,100	1,259,091
Sydbank AS	58,916	2,562,461
Virgin Money UK PLC	3,704,384	7,739,657

		68,599,620

Company	Shares	U.S. $ Value

Capital Markets – 1.6%
Azimut Holding SpA	112,489	$2,940,509
Banca Generali SpA	67,196	2,499,583
JAFCO Group Co., Ltd.	202,000	2,359,279
Man Group PLC/Jersey	764,220	2,265,787
Monex Group, Inc.	1,119,100	5,685,645
Polar Capital Holdings PLC	351,234	2,086,284

		17,837,087

Consumer Finance – 0.5%
FinVolution Group (ADR)	481,150	2,357,635
Jaccs Co., Ltd.	72,300	2,655,201

		5,012,836

Financial Services – 1.6%
BFF Bank SpA(b)	238,390	2,719,704
First National Financial Corp.	75,750	2,194,095
Genertec Universal Medical Group Co., Ltd.(b)	3,682,500	2,117,611
L&T Finance Holdings Ltd.	5,591,437	11,078,950

		18,110,360

Insurance – 2.0%
Coface SA	160,703	2,105,908
Hiscox Ltd.	532,099	7,148,650
Protector Forsikring ASA	151,080	2,676,640
SCOR SE	268,528	7,868,151
UNIQA Insurance Group AG	267,325	2,200,582

		21,999,931

		131,559,834

Materials – 8.9%
Chemicals – 1.9%
Castrol India Ltd.	1,421,585	3,069,915
Dongjin Semichem Co., Ltd.	54,875	1,639,082
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,204,164	10,877,595
Tosoh Corp.	476,200	6,070,611

		21,657,203

Construction Materials – 0.3%
CSR Ltd.	687,879	3,094,885

Containers & Packaging – 0.8%
Rengo Co., Ltd.	1,017,300	6,771,739
Verallia SA(b)	68,140	2,625,216

		9,396,955

Metals & Mining – 4.6%
APERAM SA	194,095	7,060,053
Capstone Mining Corp.(a)	1,637,566	7,971,247
Central Asia Metals PLC	1,055,840	2,433,255
Daiki Aluminium Industry Co., Ltd.	263,400	2,198,891
Endeavour Mining PLC	332,336	7,466,619

Company	Shares	U.S. $ Value

Lundin Mining Corp.	910,438	$7,448,133
OSAKA Titanium Technologies Co., Ltd.	239,500	4,584,202
Outokumpu Oyj	463,710	2,300,960
Pan African Resources PLC	6,910,375	1,485,081
Perenti Ltd.(a)	2,587,586	1,832,268
Shougang Fushan Resources Group Ltd.	6,768,000	2,496,280
SSAB AB - Class B	490,614	3,756,397

		51,033,386

Paper & Forest Products – 1.3%
Daio Paper Corp.	817,700	6,502,118
Interfor Corp.(a)	427,940	7,583,134
Navigator Co. SA (The)	186,253	730,646

		14,815,898

		99,998,327

Communication Services – 7.7%
Diversified Telecommunication Services – 0.5%
Gamma Communications PLC	164,937	2,358,938
Telecom Egypt Co.	2,161,013	2,562,469

		4,921,407

Entertainment – 3.1%
CTS Eventim AG & Co. KGaA	36,799	2,545,212
GungHo Online Entertainment, Inc.	395,200	6,579,238
International Games System Co., Ltd.	771,000	18,165,379
Soft-World International Corp.	432,000	2,115,793
Ubisoft Entertainment SA(a)	219,632	5,614,393

		35,020,015

Interactive Media & Services – 1.0%
AfreecaTV Co., Ltd.	33,296	2,202,613
Hello Group, Inc. (Sponsored ADR)	272,748	1,895,598
Kakaku.com, Inc.	473,700	5,852,777
Rightmove PLC	194,582	1,430,370

		11,381,358

Media – 3.1%
4imprint Group PLC	42,490	2,471,486
Criteo SA (Sponsored ADR)(a)	247,515	6,267,080
Kadokawa Corp.	421,200	8,555,791
Perion Network Ltd.(a)	75,453	2,370,307
Stroeer SE & Co. KGaA	134,022	7,949,826
Sun TV Network Ltd.	838,892	7,173,161

		34,787,651

		86,110,431

Health Care – 7.6%
Biotechnology – 2.1%
Bavarian Nordic A/S(a)	306,543	8,056,983
BioGaia AB - Class B	241,049	2,418,604
Clinuvel Pharmaceuticals Ltd.	214,785	2,339,226
Hugel, Inc.(a)	71,764	8,304,112
Takara Bio, Inc.	248,500	2,202,795

		23,321,720

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.3%
Chularat Hospital PCL - Class F	21,361,600	$1,877,530
ConvaTec Group PLC(b)	2,697,309	8,393,726
Eiken Chemical Co., Ltd.	197,900	2,395,285
Japan Lifeline Co., Ltd.	315,600	2,820,641
LivaNova PLC(a)	170,685	8,831,242
Revenio Group Oyj	64,946	1,946,412

		26,264,836

Health Care Providers & Services – 0.4%
Odontoprev SA	915,380	2,189,885
Solasto Corp.	505,000	2,202,043

		4,391,928

Health Care Technology – 0.2%
CompuGroup Medical SE & Co. KgaA	45,680	1,912,006

Pharmaceuticals – 2.6%
Ajanta Pharma Ltd.	104,466	2,607,452
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	743,000	1,156,945
Chong Kun Dang Pharmaceutical Corp.	16,648	1,687,755
Consun Pharmaceutical Group Ltd.	3,326,000	2,031,763
Dermapharm Holding SE	50,770	2,373,753
Faes Farma SA	464,806	1,622,199
Hypera SA	1,037,500	7,641,947
Laboratorios Farmaceuticos Rovi SA	41,110	2,736,522
Mega Lifesciences PCL	1,719,300	2,027,447
Procter & Gamble Health Ltd.	20,217	1,199,020
Sanofi India Ltd.	24,482	2,364,741
United Laboratories International Holdings Ltd. (The)	2,128,000	1,911,605

		29,361,149

		85,251,639

Energy – 6.6%
Energy Equipment & Services – 0.8%
Pason Systems, Inc.	206,922	2,525,134
Vallourec SACA(a)	448,182	6,961,647

		9,486,781

Oil, Gas & Consumable Fuels – 5.8%
Baytex Energy Corp.	1,597,153	5,279,446
Beach Energy Ltd.	8,320,078	9,083,738
BLUENORD ASA(a)	42,723	2,093,030
BW LPG Ltd.(b)	184,850	2,752,764
Cosmo Energy Holdings Co., Ltd.	248,000	9,938,704
Enerplus Corp.	492,980	7,556,261
Gibson Energy, Inc.	151,960	2,308,558
Headwater Exploration, Inc.	415,720	1,960,869
International Petroleum Corp.(a)	125,121	1,489,120
Itochu Enex Co., Ltd.	216,600	2,357,663
Oil India Ltd.	1,341,828	6,011,409

Company	Shares	U.S. $ Value

Oil Refineries Ltd.	7,120,141	$2,403,174
Parex Resources, Inc.	119,274	2,245,867
Petroreconcavo SA	136,400	609,147
Serica Energy PLC	567,643	1,658,923
Spartan Delta Corp.	226,992	510,499
Thungela Resources Ltd.	69,169	581,560
Viva Energy Group Ltd.(b)	1,122,343	2,670,414
Whitehaven Coal Ltd.	162,666	825,488
Yancoal Australia Ltd.	714,590	2,411,485

		64,748,119

		74,234,900

Real Estate – 3.7%
Diversified REITs – 0.6%
H&R Real Estate Investment Trust	321,695	2,403,517
Lar Espana Real Estate Socimi SA	401,600	2,726,580
Sekisui House Reit, Inc.	4,103	2,241,236

		7,371,333

Health Care REITs – 0.7%
Assura PLC	13,695,265	8,400,150

Industrial REITs – 0.1%
AIMS APAC REIT	930,315	916,001

Office REITs – 0.4%
AREIT, Inc.	3,346,600	2,018,536
CLS Holdings PLC	1,821,678	2,363,564
Keppel Pacific Oak US REIT(b)	553,200	207,181

		4,589,281

Real Estate Management & Development – 0.8%
Kerry Properties Ltd.	1,247,000	2,281,330
Starts Corp., Inc.	43,300	897,629
TAG Immobilien AG(a)	371,149	5,396,088

		8,575,047

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	168,460	1,877,782

Retail REITs – 0.9%
Charter Hall Retail REIT	2,633,488	6,474,823
Hamborner REIT AG	36,570	275,323
Immobiliare Grande Distribuzione SIIQ SpA	137,604	350,148
Lendlease Global Commercial REIT	103,900	50,742
Mercialys SA	273,277	3,003,525

		10,154,561

		41,884,155

Consumer Staples – 3.0%
Beverages – 1.5%
Heineken Malaysia Bhd	398,300	2,092,484
Hite Jinro Co., Ltd.	423,176	7,370,988
Royal Unibrew A/S	113,802	7,602,654

		17,066,126

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.2%
HelloFresh SE(a)	293,084	$4,620,918
Migros Ticaret AS	168,930	1,920,392
Sendas Distribuidora SA	1,817,653	5,035,767
Sonae SGPS SA	1,738,313	1,736,862

		13,313,939

Food Products – 0.2%
Ta Ann Holdings Bhd	2,096,200	1,669,661

Personal Care Products – 0.1%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	39,580,500	1,349,598

		33,399,324

Utilities – 2.6%
Electric Utilities – 0.1%
Enerjisa Enerji AS(b)	1,115,590	1,722,964

Gas Utilities – 0.2%
Gujarat State Petronet Ltd.	492,179	1,808,717

Independent Power and Renewable Electricity Producers – 1.0%
Capital Power Corp.	378,334	10,804,240

Multi-Utilities – 1.1%
Sembcorp Industries Ltd.	3,061,700	12,306,496

Water Utilities – 0.2%
Cia de Saneamento de Minas Gerais Copasa MG	565,400	2,386,416

		29,028,833

Total Common Stocks (cost $975,713,354)		1,102,453,537

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $7,704,113)	7,704,113	7,704,113

Total Investments – 99.2% (cost $983,417,467)(f)		1,110,157,650
Other assets less liabilities – 0.8%		8,550,642

Net Assets – 100.0%		$1,118,708,292

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	6,036	CNH	43,861	01/11/2024	$123,229
Bank of America, NA	JPY	3,855,080	USD	26,115	01/12/2024	(1,255,776)
Bank of America, NA	SGD	9,062	USD	6,727	01/18/2024	(144,269)
Bank of America, NA	USD	4,138	GBP	3,272	01/25/2024	33,585
Bank of America, NA	USD	3,640	NOK	39,472	02/16/2024	249,000

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	BRL	39,773	USD	8,089	01/03/2024	$(98,995)
Barclays Bank PLC	USD	8,215	BRL	39,773	01/03/2024	(27,567)
Barclays Bank PLC	JPY	1,272,283	USD	8,617	01/12/2024	(416,192)
Barclays Bank PLC	USD	4,924	JPY	695,548	01/12/2024	14,599
Barclays Bank PLC	USD	24,162	AUD	37,096	01/25/2024	1,134,678
BNP Paribas SA	TWD	83,069	USD	2,688	02/26/2024	(55,215)
Citibank, NA	EUR	5,323	USD	5,843	01/10/2024	(34,857)
Citibank, NA	USD	3,180	EUR	2,900	01/10/2024	22,072
Citibank, NA	JPY	686,396	USD	4,868	01/12/2024	(5,043)
Citibank, NA	USD	4,371	JPY	631,002	01/12/2024	109,002
Citibank, NA	USD	11,727	KRW	15,804,437	01/18/2024	473,149
Citibank, NA	PHP	520,529	USD	9,176	01/25/2024	(225,074)
Citibank, NA	USD	2,748	AUD	4,050	01/25/2024	14,098
Citibank, NA	USD	23,020	CHF	20,332	02/15/2024	1,259,549
Citibank, NA	TWD	261,186	USD	8,381	02/26/2024	(244,661)
Citibank, NA	INR	249,537	USD	2,992	03/14/2024	2,516
Citibank, NA	USD	19,012	INR	1,589,893	03/14/2024	34,141
Deutsche Bank AG	INR	301,887	USD	3,617	03/14/2024	888
Goldman Sachs Bank USA	USD	2,737	EUR	2,587	01/10/2024	120,110
Goldman Sachs Bank USA	JPY	415,820	USD	2,806	01/12/2024	(146,489)
HSBC Bank USA	CAD	4,751	USD	3,503	01/10/2024	(82,843)
HSBC Bank USA	USD	5,052	JPY	754,476	01/12/2024	304,789
HSBC Bank USA	USD	11,555	ILS	45,846	01/17/2024	1,110,884
HSBC Bank USA	USD	3,361	GBP	2,673	01/25/2024	46,363
Morgan Stanley Capital Services, Inc.	BRL	39,773	USD	8,215	01/03/2024	27,567
Morgan Stanley Capital Services, Inc.	USD	8,235	BRL	39,773	01/03/2024	(46,787)
Morgan Stanley Capital Services, Inc.	EUR	52,575	USD	56,184	01/10/2024	(1,872,229)
Morgan Stanley Capital Services, Inc.	USD	1,285	EUR	1,207	01/10/2024	47,736
Morgan Stanley Capital Services, Inc.	USD	2,932	MYR	13,601	01/11/2024	35,130
Morgan Stanley Capital Services, Inc.	USD	3,415	JPY	506,785	01/12/2024	182,709
Morgan Stanley Capital Services, Inc.	MXN	95,401	USD	5,499	01/18/2024	(106,125)
Morgan Stanley Capital Services, Inc.	USD	2,992	SGD	3,955	01/18/2024	7,141
Morgan Stanley Capital Services, Inc.	BRL	39,773	USD	8,202	02/02/2024	27,461
State Street Bank & Trust Co.	KRW	6,238,252	USD	4,638	01/18/2024	(177,192)
UBS AG	CAD	7,702	USD	5,600	01/10/2024	(213,720)
UBS AG	USD	2,968	CNH	21,183	01/11/2024	6,929
UBS AG	USD	9,007	JPY	1,312,972	01/12/2024	315,448
UBS AG	KRW	3,478,185	USD	2,655	01/18/2024	(30,110)
UBS AG	AUD	3,978	USD	2,584	01/25/2024	(128,738)
UBS AG	USD	2,862	GBP	2,243	01/25/2024	(2,186)
UBS AG	TWD	93,049	USD	2,987	02/26/2024	(85,823)

						$302,882

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $51,384,489 or 4.6% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $191,595,322 and gross unrealized depreciation of investments was $(64,552,257), resulting in net unrealized appreciation of $127,043,065.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PHP – Philippine Peso

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

23.3%	Japan
8.6%	United Kingdom
7.7%	Taiwan
6.7%	Canada
6.2%	India
4.7%	France
4.2%	Germany
4.0%	Australia
3.9%	Sweden
3.3%	South Korea
2.3%	Denmark
2.3%	Brazil
2.2%	United States
19.9%	Other
0.7%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Austria, Belgium, Chile, China, Egypt, Finland, Greece, Hong Kong, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, South Africa, Spain, Switzerland, Thailand and Turkey.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$49,535,645	$189,421,374		$—	$238,957,019
Consumer Discretionary	18,186,749	130,448,476		—	148,635,225
Information Technology	—	133,393,850		—	133,393,850
Financials	20,477,545	111,082,289		—	131,559,834
Materials	34,387,469	65,610,858		—	99,998,327
Communication Services	10,725,147	75,385,284		—	86,110,431
Health Care	17,088,081	68,163,558		—	85,251,639
Energy	29,613,252	44,621,648		—	74,234,900
Real Estate	17,776,713	24,107,442		—	41,884,155
Consumer Staples	7,032,135	26,367,189		—	33,399,324
Utilities	10,804,240	18,224,593		—	29,028,833
Short-Term Investments	7,704,113	—		—	7,704,113

Total Investments in Securities	223,331,089	886,826,561	(a)	—	1,110,157,650
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	5,702,773		—	5,702,773
Liabilities:
Forward Currency Exchange Contracts	—	(5,399,891)		—	(5,399,891)

Total	$223,331,089	$887,129,443		$—	$1,110,460,532

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,580	$39,308	$39,184	$7,704	$208